Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN U.S. EQUITY FUNDS
JPMorgan U.S. Sustainable Leaders Fund
(the “Fund”)
(series of JPMorgan Trust I)
Supplement dated November 26, 2024
to the current Summary Prospectuses and Prospectus, as supplemented
Effective December 31, 2024 (the “Effective Date”), the Fund will be managed by a different portfolio management team. While the Fund will continue to be managed in accordance with its existing investment objective and strategies, certain changes will be made to the Fund’s investment process, as reflected below. As part of this transition, the new portfolio management team anticipates selling a portion of the Fund’s existing investments and the Fund, therefore, will have higher portfolio turnover compared to prior years. As a result, the Fund anticipates realizing and/or distributing higher capital gains than might generally be expected under normal circumstances.
On the Effective Date, the following changes will be made to the Summary Prospectuses and/or the Prospectus:
The “Investment Process” section under “What are the Fund’s main investment strategy” and under U.S. Sustainable Leaders Fund in “Additional Information About the Funds’ Investment Strategies” is hereby deleted in its entirety and replaced with the following:
Investment Process: The Fund has an actively managed strategy. In managing the Fund, the adviser employs a fundamental, bottom‑up approach to stock selection, constructing portfolios based on company financials, data analysis and proprietary research.
In choosing securities to purchase, the adviser evaluates and internally ranks companies to identify those companies that, in the adviser’s view, are sustainable leaders and have high quality, durable franchises, which the adviser believes are attractively valued. The adviser assesses sustainability based on fundamental analysis using a wide set of data inputs which may include proprietary research, information self-reported by companies, and third-party data. The adviser may vary the importance of particular ESG and investment characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an environmental characteristic, such as land use, may be more relevant for energy companies than for technology companies. In addition, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services, or to be violating certain norms-based criteria (for example, UN Global Compact violators). This exclusionary criteria relies on multiple data inputs, including information from third-party providers who identify an issuer’s participation in, or the revenue which they derive from, activities that are inconsistent with values- and norms-based screens. The adviser may modify the exclusionary criteria without notice to shareholders to, among other things, modify the data inputs, change third-party data providers, or add or remove certain business activities or industries from the screening process.
The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time.
The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan U.S. Sustainable Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN U.S. EQUITY FUNDS
JPMorgan U.S. Sustainable Leaders Fund
(the “Fund”)
(series of JPMorgan Trust I)
Supplement dated November 26, 2024
to the current Summary Prospectuses and Prospectus, as supplemented
Effective December 31, 2024 (the “Effective Date”), the Fund will be managed by a different portfolio management team. While the Fund will continue to be managed in accordance with its existing investment objective and strategies, certain changes will be made to the Fund’s investment process, as reflected below. As part of this transition, the new portfolio management team anticipates selling a portion of the Fund’s existing investments and the Fund, therefore, will have higher portfolio turnover compared to prior years. As a result, the Fund anticipates realizing and/or distributing higher capital gains than might generally be expected under normal circumstances.
On the Effective Date, the following changes will be made to the Summary Prospectuses and/or the Prospectus:
The “Investment Process” section under “What are the Fund’s main investment strategy” and under U.S. Sustainable Leaders Fund in “Additional Information About the Funds’ Investment Strategies” is hereby deleted in its entirety and replaced with the following:
Investment Process: The Fund has an actively managed strategy. In managing the Fund, the adviser employs a fundamental, bottom‑up approach to stock selection, constructing portfolios based on company financials, data analysis and proprietary research.
In choosing securities to purchase, the adviser evaluates and internally ranks companies to identify those companies that, in the adviser’s view, are sustainable leaders and have high quality, durable franchises, which the adviser believes are attractively valued. The adviser assesses sustainability based on fundamental analysis using a wide set of data inputs which may include proprietary research, information self-reported by companies, and third-party data. The adviser may vary the importance of particular ESG and investment characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an environmental characteristic, such as land use, may be more relevant for energy companies than for technology companies. In addition, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services, or to be violating certain norms-based criteria (for example, UN Global Compact violators). This exclusionary criteria relies on multiple data inputs, including information from third-party providers who identify an issuer’s participation in, or the revenue which they derive from, activities that are inconsistent with values- and norms-based screens. The adviser may modify the exclusionary criteria without notice to shareholders to, among other things, modify the data inputs, change third-party data providers, or add or remove certain business activities or industries from the screening process.
The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time.
The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE